Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000135469
Shareholder Report [Line Items]
Fund Name	Altegris/AACA Opportunistic Real Estate Fund
Class Name	Class A
Trading Symbol	RAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund ("Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	2.36%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.36%
AssetsNet	$ 44,788,927
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 334,937
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$44,788,927 Number of Portfolio Holdings40 Advisory Fee (net of waivers)$334,937 Portfolio Turnover22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.4%
Money Market Funds	0.1%
Preferred Stocks	12.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.7%
Money Market Funds	0.1%
Communications	3.7%
Energy	4.1%
Consumer Discretionary	4.1%
Industrials	4.1%
Consumer Staples	9.4%
Financials	24.0%
Real Estate	56.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FTAI Infrastructure, Inc.	15.5%
American Tower Corporation	7.5%
Equinix, Inc.	6.3%
FTAI Aviation Ltd.	5.7%
Cadiz, Inc.	5.2%
IQHQ, Inc.	4.5%
Digital Realty Trust, Inc.	4.4%
Cadiz, Inc., Series A	4.2%
Macerich Company (The)	4.2%
Caesars Entertainment, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For complete information, you may review the Fund's next prospectus, which we expect to be available April 30, 2026 at www.altegris.com or upon request at 1-877-772-5838.

On May 20, 2025, the Board of Trustees approved the reorganization of the Fund into LDR Real Estate Value-Opportunity Fund, a series of World Funds Trust (the “Reorganization”). The Reorganization is subject to the approval of the Fund’s shareholders. If approved by shareholders, the closing of the Reorganization is expected to occur as soon as reasonably practicable after such approval is obtained.

C000135470
Shareholder Report [Line Items]
Fund Name	Altegris/AACA Opportunistic Real Estate Fund
Class Name	Class C
Trading Symbol	RAACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund ("Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	3.10%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	3.10%
AssetsNet	$ 44,788,927
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 334,937
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$44,788,927 Number of Portfolio Holdings40 Advisory Fee (net of waivers)$334,937 Portfolio Turnover22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.4%
Money Market Funds	0.1%
Preferred Stocks	12.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.7%
Money Market Funds	0.1%
Communications	3.7%
Energy	4.1%
Consumer Discretionary	4.1%
Industrials	4.1%
Consumer Staples	9.4%
Financials	24.0%
Real Estate	56.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FTAI Infrastructure, Inc.	15.5%
American Tower Corporation	7.5%
Equinix, Inc.	6.3%
FTAI Aviation Ltd.	5.7%
Cadiz, Inc.	5.2%
IQHQ, Inc.	4.5%
Digital Realty Trust, Inc.	4.4%
Cadiz, Inc., Series A	4.2%
Macerich Company (The)	4.2%
Caesars Entertainment, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For complete information, you may review the Fund's next prospectus, which we expect to be available April 30, 2026 at www.altegris.com or upon request at 1-877-772-5838.

On May 20, 2025, the Board of Trustees approved the reorganization of the Fund into LDR Real Estate Value-Opportunity Fund, a series of World Funds Trust (the “Reorganization”). The Reorganization is subject to the approval of the Fund’s shareholders. If approved by shareholders, the closing of the Reorganization is expected to occur as soon as reasonably practicable after such approval is obtained.

C000135471
Shareholder Report [Line Items]
Fund Name	Altegris/AACA Opportunistic Real Estate Fund
Class Name	Class I
Trading Symbol	RAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund ("Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	2.15%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.15%
AssetsNet	$ 44,788,927
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 334,937
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$44,788,927 Number of Portfolio Holdings40 Advisory Fee (net of waivers)$334,937 Portfolio Turnover22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.4%
Money Market Funds	0.1%
Preferred Stocks	12.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.7%
Money Market Funds	0.1%
Communications	3.7%
Energy	4.1%
Consumer Discretionary	4.1%
Industrials	4.1%
Consumer Staples	9.4%
Financials	24.0%
Real Estate	56.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FTAI Infrastructure, Inc.	15.5%
American Tower Corporation	7.5%
Equinix, Inc.	6.3%
FTAI Aviation Ltd.	5.7%
Cadiz, Inc.	5.2%
IQHQ, Inc.	4.5%
Digital Realty Trust, Inc.	4.4%
Cadiz, Inc., Series A	4.2%
Macerich Company (The)	4.2%
Caesars Entertainment, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For complete information, you may review the Fund's next prospectus, which we expect to be available April 30, 2026 at www.altegris.com or upon request at 1-877-772-5838.

On May 20, 2025, the Board of Trustees approved the reorganization of the Fund into LDR Real Estate Value-Opportunity Fund, a series of World Funds Trust (the “Reorganization”). The Reorganization is subject to the approval of the Fund’s shareholders. If approved by shareholders, the closing of the Reorganization is expected to occur as soon as reasonably practicable after such approval is obtained.